PGIM Enhanced Retirement Spending Fund
Schedule of Investments (unaudited) as of December 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Fund 3.0%
PGIM Active High Yield Bond ETF	5,017	$178,003
(cost $173,287)(wa)
Affiliated Mutual Funds — 92.9%
Domestic Equity — 39.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	12,166	177,380
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	32,038	1,527,877
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	25,205	248,019
PGIM US Real Estate Fund (Class R6)	26,117	405,605
		2,358,881
Fixed Income — 19.0%
PGIM Core Conservative Bond Fund (Class R6)	47,787	416,702
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	20,378	148,964
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	51,375	356,540
PGIM TIPS Fund (Class R6)	24,891	208,336
		1,130,542
International Equity — 34.1%
PGIM Global Real Estate Fund (Class R6)	28,590	586,946
PGIM Jennison Global Infrastructure Fund (Class R6)	30,702	543,112
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	13,377	179,381
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	42,456	712,828
		2,022,267

Total Affiliated Mutual Funds (cost $4,977,100)(wa)		5,511,690
Unaffiliated Exchange-Traded Fund 4.0%
Vanguard Long-Term Bond ETF (cost $238,250)	3,413	237,272

Total Long-Term Investments (cost $5,388,637)		5,926,965

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $41,162)(wa)	41,162	41,162

TOTAL INVESTMENTS 100.6% (cost $5,429,799)		5,968,127
Liabilities in excess of other assets (0.6)%		(35,469)

Net Assets 100.0%		$5,932,658

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Enhanced Retirement Spending Fund